MMP-Q1

Quarterly Report
June 30, 2026
MFS®  Mississippi
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport Revenue – 1.3%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$56,510
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	50,382
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	475,000	479,953
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	230,000	230,183
		$817,028
General Obligations - General Purpose – 12.4%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$205,853
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	41,212	43,621
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,029	43,681
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	37,958	38,449
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	66,803	67,386
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,283	29,383
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	39,814	38,761
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	128,406	117,618
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	48,848	35,792
Madison County, MS, Development Bank Special Obligation (Public Improvement General Obligation Bond Project), “A”, 4.25%, 5/01/2046	500,000	503,119
Mississippi Development Bank Special Obligation (Desoto County, Mississippi Convention Center General Obligation Bond Project), 5%, 3/01/2045	1,000,000	1,053,869
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,062,804
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	473,660
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	503,362
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	436,616
Mississippi Development Bank Special Obligation (Olive Branch Public Improvement), 4%, 6/01/2044	750,000	750,888
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	500,000	506,926
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	65,000	68,418
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,007,784
State of Mississippi, “B”, 3%, 10/01/2035	770,000	732,470
		$7,720,460
General Obligations - Schools – 15.1%
Lamar County, MS, Development Bank Special Obligaiton (School District General Obligation Bond Project), 5%, 6/01/2050	$500,000	$514,660
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	700,000	547,642
Madison County, MS, Certificate of Participation (Canton Public School District Lease Purchase Project), BAM, 5.25%, 1/01/2045	350,000	378,399
Mississippi Biloxi Public School District, Certificates of Participation (Biloxi Public School District Lease Project), BAM, 4.25%, 4/01/2046	500,000	494,295
Mississippi Biloxi Public School District, Limited Tax Promissory Notes, 4%, 5/01/2040	500,000	498,530
Mississippi Development Bank Special Obligation (Columbus Municipal School District General Obligation Project), BAM, 5.25%, 5/01/2047	500,000	530,686
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,036,032
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2038	460,000	475,842
Mississippi Development Bank Special Obligation (Lamar County School District General Obligation Project), 5%, 6/01/2050	500,000	513,463
Mississippi Development Bank Special Obligation (Meridian Public School District General Obligation Project), BAM, 4.125%, 4/01/2043	1,000,000	1,006,105
Mississippi Development Bank Special Obligation (Ocean Springs School District General Obligation Bond Project), 5%, 6/01/2050	500,000	513,463
Mississippi Development Bank Special Obligation (Oxford School District), 4%, 4/01/2044	350,000	346,819
Mississippi Development Bank Special Obligation (Petal School District), AGM, 5%, 5/01/2049	1,000,000	1,038,908
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	730,263
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	770,549
		$9,395,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 3.2%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$20,000	$17,945
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	500,000	516,292
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Ochsner Clinic Foundation Project), “C”, 5%, 5/15/2055	500,000	508,396
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	976,621
		$2,019,254
Industrial Revenue - Environmental Services – 0.8%
Mississippi Business Finance Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 3/01/2027	$500,000	$502,201
Industrial Revenue - Other – 0.8%
Mississippi Development Bank, Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	$425,000	$410,633
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	73,662
		$484,295
Industrial Revenue - Paper – 0.8%
Warren County, MS, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$522,779
Miscellaneous Revenue - Other – 1.2%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$210,000	$210,207
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	314,996
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	180,000	182,840
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,120
		$743,163
Multi-Family Housing Revenue – 3.0%
Mississippi Home Corp., Multi-Family Housing Rev. (Jackson Housing Portfolio Project), 4.55%, 4/01/2042	$745,000	$755,841
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	233,453	237,705
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	580,000	424,849
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	30,000	30,307
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	385,000	396,165
		$1,844,867
Sales & Excise Tax Revenue – 5.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$70,000	$68,352
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	810,735
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	20,000	20,064
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	71,000	70,093
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,000,000	998,377
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	162,000	162,025
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	71,000	71,011
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	234,000	228,889
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	6,381
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	346,000	295,784
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	330,000	261,875
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	150,000	55,794
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	83,950
		$3,134,282
Single Family Housing - State – 15.9%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$230,000	$248,004
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4.8%, 12/01/2045	750,000	770,131
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 5.5%, 6/01/2050	500,000	534,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 4.65%, 12/01/2054	$1,750,000	$1,752,283
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	864,346
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	990,912
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2044	750,000	760,797
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 5.125%, 12/01/2045	500,000	518,927
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	949,291
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	1,004,551
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.8%, 12/01/2049	750,000	762,447
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 4.45%, 12/01/2044	750,000	756,311
		$9,912,371
State & Local Agencies – 5.0%
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	$500,000	$481,625
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	500,735
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	500,000	508,144
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2048	750,000	819,573
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	750,000	810,903
		$3,120,980
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,897
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	110,000	91,051
		$95,948
Tax - Other – 4.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$350,000	$353,961
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	65,000	65,380
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	150,000	157,771
State of Mississippi, Alcoholic Beverage Control Rev. (ABC Warehouse Construction Project), “A”, 4%, 10/01/2045	750,000	730,454
State of Mississippi, Alcoholic Beverage Control Rev. (ABC Warehouse Construction Project), “A”, 5%, 10/01/2049	1,000,000	1,040,764
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	413,504
		$2,761,834
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$265,000	$233,031
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	160,000	146,867
		$379,898
Toll Roads – 0.8%
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$280,000	$231,579
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	270,000	282,752
		$514,331
Universities - Colleges – 12.6%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$311,433
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 4%, 5/01/2044	500,000	482,586
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 5%, 5/01/2049	750,000	776,500
Mississippi Development Bank Special Obligation (Northwest Mississippi Community College Improvement Project), 4%, 3/01/2050	435,000	394,132
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 4%, 8/01/2049	750,000	693,060
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 5%, 8/01/2053	750,000	777,086
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,000,000	927,840
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2042	1,250,000	1,262,641
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	939,382

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	$1,250,000	$1,256,781
		$7,821,441
Utilities - Investor Owned – 0.6%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$341,683
Utilities - Municipal Owned – 0.8%
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	$15,000	$15,012
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	60,048
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	106,435
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,066
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	355,000	316,663
		$508,224
Utilities - Other – 3.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	$100,000	$104,827
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	260,000	273,459
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	460,000	487,102
Southeast Alabama Cooperative District, Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	560,000	603,319
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	210,000	219,104
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	282,412
		$1,970,223
Water & Sewer Utility Revenue – 10.5%
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	$145,000	$145,057
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	120,000	123,134
Jackson County, MS, Utility Authority Rev. (Water & Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,001,026
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	762,755
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,105,000	1,082,034
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,391,138
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,037,918
		$6,543,062
Total Municipal Bonds		$61,153,980
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$139,933	$50,853
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$146,208	$105,087
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.67% (v)	957,133	$957,132

Other Assets, Less Liabilities – (0.0)%		(17,507)
Net Assets – 100.0%		$62,249,545

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $957,132 and
$61,309,920, respectively.

Portfolio of Investments (unaudited) – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,310,930, representing 2.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$61,259,067	$—	$61,259,067
U.S. Corporate Bonds	—	50,853	—	50,853
Investment Companies	957,132	—	—	957,132
Total	$957,132	$61,309,920	$—	$62,267,052
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$528,100	$4,236,392	$3,807,351	$(9)	$—	$957,132

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,534	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
Mississippi	79.3%
Puerto Rico	4.7%
New York	2.8%
Alabama	2.4%
California	2.3%
Massachusetts	1.8%
Illinois	1.4%
Virginia	1.1%
Arkansas	0.9%
Texas	0.7%
Wisconsin	0.6%
Guam	0.6%
Pennsylvania	0.5%
Tennessee	0.5%
New Hampshire	0.4%
Ohio	0.4%
U.S. Virgin Islands	0.4%
Colorado	0.2%
Iowa	0.2%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.